BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Acquisition of TerraForm Power (Details) - shares	Jul. 31, 2020	Dec. 31, 2020	Dec. 11, 2020
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		189,600,000	57,400,000
Exchangeable Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	55,552,862		57,400,000
LP Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,051,704
Class B
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			55,000,000
TerraForm Power
Disclosure of classes of share capital [line items]
Additional ownership percentage	38.00%
Business combination, share conversion rate (in shares)	0.47625
Brookfield Renewable | BEPC
Disclosure of classes of share capital [line items]
Percentage of voting securities owned or controlled (%)	15.30%
Brookfield Renewable | Class B | BEPC
Disclosure of classes of share capital [line items]
Percentage of voting securities owned or controlled (%)	84.70%